Schedule of Investments
January 31, 2021
(Unaudited)
	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes–50.28%(a)
Australia–2.54%
Australia Government Bond,
Series 142, 4.25%, 04/21/2026(b)	AUD	759,000	$695,241
Series 157, 1.50%, 06/21/2031(b)	AUD	538,000	426,114
Series 162, 1.75%, 06/21/2051(b)	AUD	66,000	46,120
			1,167,475
Austria–0.41%
OMV AG, 1.50%, 04/09/2024(b)	EUR	50,000	63,897
Raiffeisen Bank International AG, 1.50%, 03/12/2030(b)(c)	EUR	100,000	122,478
			186,375
Belgium–0.19%
Anheuser-Busch InBev S.A./N.V., 2.88%, 09/25/2024(b)	EUR	65,000	87,326
Canada–1.50%
Canadian Government Bond,
0.25%, 11/01/2022	CAD	358,000	280,613
2.00%, 12/01/2051	CAD	320,000	283,825
Canadian Imperial Bank of Commerce, 0.38%, 05/03/2024(b)	EUR	100,000	123,102
			687,540
China–0.30%
Bank of Communications Co. Ltd., 3.63%, 10/03/2026(b)(c)	EUR	110,000	135,706
Denmark–0.06%
Denmark Government Bond, 0.25%, 11/15/2052(b)	DKK	168,000	28,934
Finland–0.27%
Transmission Finance DAC, 1.50%, 05/24/2023(b)	EUR	100,000	125,600
France–2.54%
Airbus Finance B.V., 2.38%, 04/02/2024(b)	EUR	100,000	129,730
Banque Federative du Credit Mutuel S.A., 3.00%, 05/21/2024(b)	EUR	100,000	132,775
Caisse Nationale de Reassurance Mutuelle Agricole Groupama, 6.38%(b)(c)(d)	EUR	100,000	137,708
Danone S.A., 1.25%, 05/30/2024(b)	EUR	100,000	127,202
Dassault Systemes SE, 0.13%, 09/16/2026(b)	EUR	100,000	122,420
Holding d’Infrastructures de Transport SASU, 1.63%, 09/18/2029(b)	EUR	100,000	129,591
La Mondiale SAM, 5.05%(b)(c)(d)	EUR	100,000	139,767
	Principal Amount		Value
France–(continued)
Societe Generale S.A., 1.25%, 02/15/2024(b)	EUR	100,000	$125,862
Thales S.A., 0.01%, 05/31/2022(b)	EUR	100,000	121,693
			1,166,748
Germany–9.85%
Bayer AG, 3.13%, 11/12/2079(b)(c)	EUR	100,000	126,035
BMW Finance N.V., 0.75%, 07/12/2024(b)	EUR	50,000	62,513
Bundesrepublik Deutschland Bundesanleihe,
0.01%, 08/15/2030(b)	EUR	684,000	874,579
0.01%, 08/15/2050(b)	EUR	634,000	787,186
Bundesschatzanweisungen, 0.01%, 12/15/2022(b)	EUR	1,330,000	1,636,326
Commerzbank AG, 0.63%, 08/28/2024(b)	EUR	70,000	87,223
Daimler AG, 0.01%, 02/08/2024(b)	EUR	38,000	46,114
Daimler International Finance B.V., 0.25%, 11/06/2023(b)	EUR	101,000	123,487
Deutsche Telekom International Finance B.V.,
2.75%, 10/24/2024(b)	EUR	50,000	67,471
0.63%, 12/13/2024(b)	EUR	80,000	100,137
E.ON International Finance B.V., 5.53%, 02/21/2023	EUR	50,000	67,772
E.ON SE, 0.88%, 05/22/2024(b)	EUR	75,000	93,951
Merck Financial Services GmbH, 0.13%, 07/16/2025(b)	EUR	100,000	122,992
Volkswagen Bank GmbH, 1.25%, 06/10/2024(b)	EUR	100,000	125,935
Volkswagen Financial Services AG, 1.50%, 10/01/2024(b)	EUR	60,000	76,336
Wintershall Dea Finance B.V., 1.82%, 09/25/2031(b)	EUR	100,000	126,325
			4,524,382
Indonesia–0.41%
Indonesia Treasury Bond, 6.50%, 06/15/2025	IDR	2,546,000,000	189,705
Italy–1.12%
2i Rete Gas S.p.A., 1.61%, 10/31/2027(b)	EUR	100,000	131,880
Enel Finance International N.V., 1.00%, 09/16/2024(b)	EUR	100,000	126,380
Eni S.p.A., 1.00%, 10/11/2034(b)	EUR	100,000	128,139
FCA Bank S.p.A., 0.63%, 11/24/2022(b)	EUR	103,000	126,465
			512,864

See accompanying notes which are an integral part of this schedule.
Invesco World Bond Factor Fund

	Principal Amount		Value
Japan–9.19%
Japan Government Bond,
Series 146, 0.10%, 12/20/2025	JPY	163,550,000	$1,577,597
Series 420, 0.10%, 01/01/2023	JPY	108,100,000	1,036,619
Series 69, 0.70%, 12/20/2050	JPY	153,150,000	1,477,870
JT International Financial Services B.V., 1.13%, 09/28/2025(b)	EUR	100,000	128,103
			4,220,189
Malaysia–0.12%
Malaysia Government Bond, Series 120, 4.07%, 06/15/2050	MYR	222,000	56,102
Mexico–0.71%
Mexican Bonos, Series M 20, 10.00%, 12/05/2024	MXN	5,600,000	327,378
Netherlands–0.75%
Cooperatieve Rabobank U.A., 1.25%, 03/23/2026(b)	EUR	120,000	156,137
Heineken N.V., 3.50%, 03/19/2024(b)	EUR	45,000	60,831
Koninklijke KPN N.V., 4.25%, 03/01/2022(b)	EUR	100,000	126,801
			343,769
Norway–3.78%
Norway Government Bond,
Series 475, 2.00%, 05/24/2023(b)	NOK	5,425,000	657,025
Series 478, 1.50%, 02/19/2026(b)	NOK	6,774,000	823,188
Series 482, 1.38%, 08/19/2030(b)	NOK	2,110,000	253,908
			1,734,121
Poland–0.51%
Republic of Poland Government Bond, Series 725, 3.25%, 07/25/2025	PLN	775,000	234,241
Russia–0.33%
Russian Federal Bond - OFZ, Series 6221, 7.70%, 03/23/2033	RUB	10,543,000	153,311
South Korea–0.76%
Korea Treasury Bond,
Series 2512, 2.25%, 12/10/2025	KRW	176,130,000	163,965
Series 3012, 1.50%, 12/10/2030	KRW	67,000,000	58,443
Series 5003, 1.50%, 03/10/2050	KRW	153,720,000	124,992
			347,400
Spain–0.83%
Banco Bilbao Vizcaya Argentaria S.A., 0.38%, 10/02/2024(b)	EUR	100,000	122,904
Banco Santander S.A., 3.25%, 04/04/2026(b)	EUR	100,000	137,370
	Principal Amount		Value
Spain–(continued)
Santander Consumer Finance S.A., 0.38%, 01/17/2025(b)	EUR	100,000	$123,049
			383,323
Sweden–1.56%
Svenska Handelsbanken AB, 1.13%, 12/14/2022(b)	EUR	106,000	132,376
Swedbank AB, 0.75%, 05/05/2025(b)	EUR	100,000	125,776
Sweden Government Bond,
Series 1058, 2.50%, 05/12/2025	SEK	1,425,000	191,419
Series 1062, 0.13%, 05/12/2031(b)	SEK	2,225,000	266,994
			716,565
Switzerland–2.83%
Swiss Confederation Government Bond,
4.00%, 02/11/2023(b)	CHF	604,000	745,034
1.25%, 05/28/2026(b)	CHF	363,000	450,149
2.25%, 06/22/2031(b)	CHF	38,000	55,008
4.00%, 01/06/2049(b)	CHF	19,000	47,618
			1,297,809
Thailand–0.14%
Thailand Government Bond, 1.88%, 06/17/2049	THB	1,949,000	62,370
United Kingdom–6.54%
BAT International Finance PLC, 2.25%, 01/16/2030(b)	EUR	100,000	134,238
BP Capital Markets PLC, 0.90%, 07/03/2024(b)	EUR	100,000	125,366
CNH Industrial Finance Europe S.A., 1.63%, 07/03/2029(b)	EUR	100,000	129,447
Informa PLC, 1.50%, 07/05/2023(b)	EUR	100,000	125,164
Lloyds Banking Group PLC, 0.50%, 11/12/2025(b)(c)	EUR	100,000	122,901
NatWest Markets PLC, 1.00%, 05/28/2024(b)	EUR	100,000	125,583
Royal Mail PLC, 1.25%, 10/08/2026(b)	EUR	100,000	127,450
United Kingdom Gilt,
1.75%, 09/07/2022(b)	GBP	398,000	561,638
0.63%, 06/07/2025(b)	GBP	558,000	786,540
0.63%, 10/22/2050(b)	GBP	599,000	763,609
			3,001,936
United States–3.04%
Abbott Ireland Financing DAC, 0.88%, 09/27/2023(b)	EUR	100,000	124,911
Altria Group, Inc., 3.13%, 06/15/2031	EUR	100,000	144,979
American Honda Finance Corp., 0.35%, 08/26/2022	EUR	101,000	123,733
Apple, Inc., 0.88%, 05/24/2025	EUR	100,000	126,945
AT&T, Inc., 2.40%, 03/15/2024	EUR	116,000	150,630
Citigroup, Inc., 0.50%, 01/29/2022(b)	EUR	100,000	122,445
Goldman Sachs Group, Inc. (The), 0.13%, 08/19/2024(b)	EUR	60,000	73,049
See accompanying notes which are an integral part of this schedule.
Invesco World Bond Factor Fund

	Principal Amount		Value
United States–(continued)
Johnson & Johnson, 0.65%, 05/20/2024	EUR	100,000	$125,105
JPMorgan Chase & Co., 0.63%, 01/25/2024(b)	EUR	125,000	154,874
Toyota Motor Credit Corp., 0.25%, 07/16/2026(b)	EUR	100,000	123,686
Wells Fargo & Co., 0.50%, 04/26/2024(b)	EUR	100,000	123,221
			1,393,578
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $22,551,380)			23,084,747
U.S. Dollar Denominated Bonds & Notes–22.00%
Australia–0.15%
Westpac Banking Corp., 2.35%, 02/19/2025		$65,000	69,492
Canada–0.42%
Brookfield Finance, Inc., 4.85%, 03/29/2029		90,000	109,137
Canadian Pacific Railway Co., 2.90%, 02/01/2025		25,000	27,070
Magna International, Inc., 3.63%, 06/15/2024		52,000	56,872
			193,079
France–0.25%
Sanofi, 3.38%, 06/19/2023		105,000	112,424
Ireland–0.34%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 01/23/2023		150,000	156,352
Japan–0.19%
ORIX Corp., 2.90%, 07/18/2022		86,000	89,001
Mexico–0.43%
America Movil S.A.B. de C.V.,
6.38%, 03/01/2035		35,000	51,860
6.13%, 03/30/2040		100,000	145,120
			196,980
Netherlands–0.36%
Cooperatieve Rabobank U.A., 5.25%, 05/24/2041		85,000	121,730
Koninklijke KPN N.V., 8.38%, 10/01/2030		30,000	43,303
			165,033
Switzerland–0.14%
Tyco Electronics Group S.A., 3.45%, 08/01/2024		60,000	64,886
United Kingdom–2.01%
Barclays PLC, 4.84%, 05/09/2028		200,000	228,335
BAT Capital Corp., 5.28%, 04/02/2050		75,000	90,296
BP Capital Markets PLC, 2.75%, 05/10/2023		46,000	48,431
British Airways Pass-Through Trust, Series 2019-1, Class A, 3.35%, 06/15/2029(b)		57,097	55,379
	Principal Amount	Value
United Kingdom–(continued)
CNH Industrial N.V., 3.85%, 11/15/2027	$24,000	$27,551
HSBC Holdings PLC, 4.58%, 06/19/2029(c)	200,000	234,524
Mead Johnson Nutrition Co., 4.13%, 11/15/2025	95,000	109,051
Natwest Group PLC, 6.00%, 12/19/2023	18,000	20,457
United Utilities PLC, 6.88%, 08/15/2028	84,000	107,583
		921,607
United States–17.71%
3M Co., 3.05%, 04/15/2030	83,000	93,139
Adventist Health System/West, 2.95%, 03/01/2029	40,000	43,560
Aircastle Ltd., 4.40%, 09/25/2023	55,000	59,014
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	32,000	34,665
Altria Group, Inc., 5.95%, 02/14/2049	10,000	13,575
American Express Co.,
2.50%, 07/30/2024	90,000	95,811
3.00%, 10/30/2024	50,000	54,289
American Honda Finance Corp., 2.15%, 09/10/2024	65,000	68,705
American International Group, Inc., 4.13%, 02/15/2024	55,000	60,802
American Water Capital Corp., 6.59%, 10/15/2037	14,000	21,315
Ameriprise Financial, Inc., 4.00%, 10/15/2023	44,000	48,211
AmerisourceBergen Corp., 3.40%, 05/15/2024	50,000	54,272
Appalachian Power Co., 7.00%, 04/01/2038	25,000	37,996
Ares Capital Corp., 4.20%, 06/10/2024	47,000	50,936
AT&T, Inc.,
3.95%, 01/15/2025	25,000	27,906
3.80%, 02/15/2027	16,000	18,265
Baker Hughes, a GE Co. LLC/Baker Hughes Co-Obligor, Inc.,
2.77%, 12/15/2022	28,000	29,179
4.08%, 12/15/2047	75,000	83,680
Bank of America Corp.,
4.20%, 08/26/2024	188,000	210,116
4.00%, 01/22/2025	30,000	33,466
Baxter International, Inc., 2.60%, 08/15/2026	103,000	111,936
BGC Partners, Inc., 3.75%, 10/01/2024	36,000	37,796
Boeing Co. (The),
2.25%, 06/15/2026	100,000	102,532
2.70%, 02/01/2027	29,000	30,030
6.63%, 02/15/2038	92,000	121,351
Booking Holdings, Inc., 4.63%, 04/13/2030	65,000	79,019
California Institute of Technology, 4.70%, 11/01/2111	22,000	29,988
See accompanying notes which are an integral part of this schedule.
Invesco World Bond Factor Fund

Principal Amount		Value
United States–(continued)
Capital One Financial Corp., 3.20%, 02/05/2025	$75,000	$81,526
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.05%, 03/30/2029	28,000	33,500
Cigna Corp., 4.50%, 02/25/2026	55,000	64,033
Citigroup, Inc., 3.75%, 06/16/2024	45,000	49,779
Comcast Corp., 3.70%, 04/15/2024	87,000	95,695
CommonSpirit Health,
2.76%, 10/01/2024	65,000	69,792
1.55%, 10/01/2025	82,000	84,070
Constellation Brands, Inc., 4.25%, 05/01/2023	25,000	27,055
Continental Resources, Inc., 5.00%, 09/15/2022	11,000	11,025
Corning, Inc., 5.85%, 11/15/2068	13,000	18,567
Cummins, Inc., 4.88%, 10/01/2043	55,000	74,795
Deere & Co., 2.60%, 06/08/2022	12,000	12,312
Dell International LLC/EMC Corp., 6.02%, 06/15/2026(b)	75,000	90,580
Delta Air Lines, Inc., 3.63%, 03/15/2022	21,000	21,365
Dignity Health, 5.27%, 11/01/2064	25,000	34,362
Discovery Communications LLC, 3.95%, 06/15/2025	150,000	167,798
Duke Energy Corp., 3.75%, 04/15/2024	71,000	77,611
DXC Technology Co., 4.00%, 04/15/2023	75,000	79,994
Eaton Vance Corp., 3.63%, 06/15/2023	52,000	55,825
Eli Lilly and Co., 5.50%, 03/15/2027	75,000	94,036
Exelon Generation Co. LLC,
4.25%, 06/15/2022	40,000	41,668
6.25%, 10/01/2039	60,000	72,478
Expedia Group, Inc., 4.63%, 08/01/2027(b)	16,000	17,762
Exxon Mobil Corp., 3.18%, 03/15/2024	52,000	56,016
Federal Realty Investment Trust, 3.95%, 01/15/2024	45,000	49,273
FedEx Corp., 4.75%, 11/15/2045	107,000	133,418
Fifth Third Bancorp, 2.38%, 01/28/2025	50,000	53,018
FS KKR Capital Corp., 4.63%, 07/15/2024	25,000	26,493
General Electric Co.,
3.45%, 05/15/2024	60,000	65,137
6.15%, 08/07/2037	75,000	101,527
Series A, 6.88%, 01/10/2039	50,000	72,272
General Motors Co., 6.75%, 04/01/2046	93,000	134,127
Principal Amount		Value
United States–(continued)
Gilead Sciences, Inc., 3.70%, 04/01/2024	$84,000	$91,597
Goldman Sachs Group, Inc. (The), 4.00%, 03/03/2024	186,000	204,820
Harley-Davidson, Inc., 4.63%, 07/28/2045	26,000	29,432
Hasbro, Inc., 6.35%, 03/15/2040	50,000	65,942
HCA, Inc., 5.25%, 06/15/2026	100,000	118,293
Hewlett Packard Enterprise Co., 6.35%, 10/15/2045	30,000	39,006
Hexcel Corp., 3.95%, 02/15/2027	70,000	76,193
HP, Inc., 6.00%, 09/15/2041	31,000	39,743
Intel Corp., 2.88%, 05/11/2024	50,000	53,740
International Business Machines Corp., 7.13%, 12/01/2096	43,000	71,920
Interpublic Group of Cos., Inc. (The), 4.75%, 03/30/2030	40,000	49,047
IPALCO Enterprises, Inc., 4.25%, 05/01/2030(b)	68,000	77,907
JPMorgan Chase & Co., 3.88%, 09/10/2024	115,000	128,053
KLA Corp., 4.65%, 11/01/2024	47,000	53,306
Kohl’s Corp., 5.55%, 07/17/2045	68,000	74,863
Loews Corp., 4.13%, 05/15/2043	60,000	69,284
Marriott International, Inc., Series EE, 5.75%, 05/01/2025	9,000	10,453
MetLife, Inc., Series D, 4.37%, 09/15/2023	76,000	83,819
Microsoft Corp.,
2.88%, 02/06/2024	71,000	76,151
3.13%, 11/03/2025	100,000	111,073
Morgan Stanley,
3.70%, 10/23/2024	85,000	94,279
6.38%, 07/24/2042	35,000	54,930
NextEra Energy Capital Holdings, Inc., 3.15%, 04/01/2024	70,000	75,508
Nordstrom, Inc., 5.00%, 01/15/2044	88,000	87,068
Omega Healthcare Investors, Inc., 3.38%, 02/01/2031	110,000	114,786
Oracle Corp.,
3.63%, 07/15/2023	50,000	53,978
2.50%, 04/01/2025	85,000	90,988
Parker-Hannifin Corp., 3.30%, 11/21/2024	55,000	60,217
Patterson-UTI Energy, Inc., 5.15%, 11/15/2029	99,000	96,301
Philip Morris International, Inc., 2.50%, 08/22/2022	125,000	129,244
PNC Financial Services Group, Inc. (The), 3.90%, 04/29/2024	50,000	55,188
PSEG Power LLC, 8.63%, 04/15/2031	100,000	153,490
QUALCOMM, Inc., 2.90%, 05/20/2024	50,000	53,714
See accompanying notes which are an integral part of this schedule.
Invesco World Bond Factor Fund

	Principal Amount	Value
United States–(continued)
Ralph Lauren Corp., 2.95%, 06/15/2030	$44,000	$47,250
Rockwell Collins, Inc., 3.20%, 03/15/2024	51,000	55,024
San Diego Gas & Electric Co., 6.00%, 06/01/2039	50,000	71,793
Seagate HDD Cayman, 4.75%, 01/01/2025	50,000	54,229
Sempra Energy,
4.05%, 12/01/2023	15,000	16,371
3.75%, 11/15/2025	30,000	33,709
Simon Property Group L.P.,
2.63%, 06/15/2022	26,000	26,656
6.75%, 02/01/2040	38,000	56,195
Southern California Edison Co.,
6.65%, 04/01/2029	75,000	93,963
6.00%, 01/15/2034	47,000	65,488
5.75%, 04/01/2035	30,000	40,973
Southwest Airlines Co., 3.00%, 11/15/2026	100,000	106,694
Spectra Energy Partners L.P., 4.75%, 03/15/2024	63,000	70,345
Spirit Realty L.P., 3.20%, 02/15/2031	30,000	31,569
Starbucks Corp., 3.85%, 10/01/2023	22,000	23,845
Swiss Re America Holding Corp., 7.00%, 02/15/2026	47,000	60,429
Sysco Corp., 6.60%, 04/01/2050	50,000	75,325
Time Warner Entertainment Co. L.P., 8.38%, 03/15/2023	35,000	40,747
Truist Financial Corp., 2.50%, 08/01/2024	60,000	63,977
Union Electric Co., 8.45%, 03/15/2039	48,000	84,207
United Parcel Service, Inc., 2.20%, 09/01/2024	55,000	58,257
US Airways Pass Through Trust, Series 2013-1A, Class PTT, 3.95%, 11/15/2025	40,641	39,521
ViacomCBS, Inc., 7.88%, 07/30/2030	35,000	51,813
Wachovia Corp., 7.57%, 08/01/2026(e)	82,000	107,455
Walmart, Inc., 3.30%, 04/22/2024	27,000	29,363
Walt Disney Co. (The), 1.65%, 09/01/2022	54,000	55,152
Waste Management, Inc., 3.13%, 03/01/2025	50,000	54,595
Wells Fargo & Co.,
4.10%, 06/03/2026	76,000	86,926
5.38%, 02/07/2035	90,000	124,860
Xilinx, Inc., 2.95%, 06/01/2024	40,000	42,943
		8,132,470
Total U.S. Dollar Denominated Bonds & Notes (Cost $9,830,280)		10,101,324
U.S. Treasury Securities–15.77%
U.S. Treasury Bills–0.34%(f)
0.07%, 02/04/2021(g)	20,000	20,000
	Principal Amount	Value
U.S. Treasury Bills–0.34%(f)
0.11%, 02/04/2021(g)	$8,000	$8,000
0.08%, 02/04/2021(g)	124,999	124,999
		152,999
U.S. Treasury Bonds–4.43%
1.63%, 11/15/2050	2,030,576	2,034,672
U.S. Treasury Notes–11.00%
0.13%, 12/31/2022	3,094,395	3,095,846
0.38%, 12/31/2025	1,952,114	1,955,866
		5,051,712
Total U.S. Treasury Securities (Cost $7,230,084)		7,239,383

U.S. Government Sponsored Agency Mortgage-Backed Securities–10.09%
Fannie Mae, TBA, 2.00%, 03/01/2051(h)	175,000	180,400
Federal Home Loan Mortgage Corp.,
2.50%, 07/01/2035	161,111	172,540
4.50%, 09/01/2049	61,443	66,784
3.00%, 01/01/2050	45,926	49,862
4.50%, 01/01/2050	42,584	46,226
3.00%, 05/01/2050	249,068	271,097
2.50%, 07/01/2050	319,014	340,944
2.50%, 08/01/2050	321,341	342,470
2.00%, 09/01/2050	193,048	199,503
3.00%, 10/01/2050	193,256	204,018
2.00%, 01/01/2051	448,602	463,420
Federal National Mortgage Association,
4.50%, 06/01/2049	41,892	45,383
3.00%, 10/01/2049	79,968	85,273
3.00%, 12/01/2049	90,162	96,446
2.50%, 01/01/2050	247,803	266,552
3.00%, 02/01/2050	73,654	77,607
2.50%, 03/01/2050	96,320	102,565
3.00%, 03/01/2050	44,678	48,136
2.50%, 08/01/2050	181,357	194,236
Freddie Mac Multifamily Structured Pass-Through Ctfs., Series K038, Class X1, IO, 1.11%, 03/25/2024(i)	1,512,590	44,970
Government National Mortgage Association, TBA, 3.00%, 02/01/2051(h)	270,000	283,120
Uniform Mortgage-Backed Securities,
TBA, 2.00%, 02/01/2036(h)	420,000	438,851
2.50%, 02/01/2051(h)	579,000	610,144
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $4,593,724)		4,630,547
	Shares
Money Market Funds–3.97%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(j)(k)	686,404	686,404
Invesco Liquid Assets Portfolio, Institutional Class, 0.05%(j)(k)	352,493	352,634
See accompanying notes which are an integral part of this schedule.
Invesco World Bond Factor Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 0.01%(j)(k)	784,461	$784,461
Total Money Market Funds (Cost $1,823,469)		1,823,499
TOTAL INVESTMENTS IN SECURITIES—102.11% (Cost $46,028,937)		46,879,500
OTHER ASSETS LESS LIABILITIES–(2.11)%		(967,756)
NET ASSETS–100.00%		$45,911,744
Investment Abbreviations:
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
Ctfs.	– Certificates
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
IDR	– Indonesian Rupiah
IO	– Interest Only
JPY	– Japanese Yen
KRW	– South Korean Won
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NOK	– Norwegian Krone
PLN	– Polish Zloty
RUB	– Russian Ruble
SEK	– Swedish Krona
TBA	– To Be Announced
THB	– Thai Baht
Notes to Schedule of Investments:
(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2021 was $16,368,761, which represented 35.65% of the Fund’s Net Assets.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Perpetual bond with no specified maturity date.
(e)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(f)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(g)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(h)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(i)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on January 31, 2021.
(j)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,625,443	$2,029,013	$(2,968,052)	$-	$-	$686,404	$69
Invesco Liquid Assets Portfolio, Institutional Class	1,023,375	1,449,294	(2,120,037)	102	(100)	352,634	133
Invesco Treasury Portfolio, Institutional Class	1,857,649	2,318,871	(3,392,059)	-	-	784,461	36
Total	$4,506,467	$5,797,178	$(8,480,148)	$102	$(100)	$1,823,499	$238

(k)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.

See accompanying notes which are an integral part of this schedule.
Invesco World Bond Factor Fund

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Canada 10 Year Bonds	2	March-2021	$230,866	$(1,826)	$(1,826)
Euro Buxl 30 Year Bonds	3	March-2021	805,676	(6,049)	(6,049)
Euro-Schatz	3	March-2021	408,918	(169)	(169)
Japan 10 Year Bonds	1	March-2021	1,449,425	(2,200)	(2,200)
Long Gilt	10	March-2021	1,836,960	(291)	(291)
Subtotal—Long Futures Contracts				(10,535)	(10,535)
Short Futures Contracts
Interest Rate Risk
Euro Bobl	1	March-2021	(164,133)	(2)	(2)
U.S. Treasury 2 Year Notes	7	March-2021	(1,546,836)	(1,490)	(1,490)
U.S. Treasury 5 Year Notes	16	March-2021	(2,014,000)	(532)	(532)
U.S. Treasury 10 Year Notes	4	March-2021	(548,125)	3,335	3,335
U.S. Treasury Long Bonds	5	March-2021	(843,594)	28,256	28,256
Subtotal—Short Futures Contracts				29,567	29,567
Total Futures Contracts				$19,032	$19,032

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
02/17/2021	Bank of America, N.A.	USD	538,410	CAD	707,000	$14,502
02/17/2021	Bank of America, N.A.	USD	59,379	CZK	1,279,805	298
02/17/2021	Bank of America, N.A.	USD	27,996	THB	845,000	234
02/17/2021	Barclays Bank PLC	USD	11,669	THB	352,879	121
02/17/2021	Citibank, N.A.	EUR	18,000	USD	21,869	18
02/17/2021	Citibank, N.A.	USD	499,055	AUD	688,000	26,793
02/17/2021	Citibank, N.A.	USD	6,447,541	EUR	5,443,000	159,950
02/17/2021	Citibank, N.A.	USD	75,417	RUB	5,895,000	2,343
02/17/2021	Citibank, N.A.	USD	32,830	TRY	247,211	738
02/17/2021	Deutsche Bank AG	EUR	98,100	USD	120,492	1,404
02/17/2021	Deutsche Bank AG	USD	586,879	GBP	443,125	20,311
02/17/2021	Deutsche Bank AG	USD	3,792,618	JPY	397,538,000	3,176
02/17/2021	Deutsche Bank AG	USD	522,691	NOK	4,790,000	36,535
02/17/2021	Deutsche Bank AG	USD	761,048	NZD	1,100,000	29,408
02/17/2021	Deutsche Bank AG	USD	179,432	SEK	1,555,000	6,683
02/17/2021	Goldman Sachs International	COP	109,340,610	USD	31,563	943
02/17/2021	Goldman Sachs International	SEK	2,030,074	USD	247,544	4,568
02/17/2021	Goldman Sachs International	USD	509,477	CAD	659,663	6,415
02/17/2021	Goldman Sachs International	USD	54,864	COP	200,753,000	1,355
02/17/2021	Goldman Sachs International	USD	1,746,276	GBP	1,325,000	69,301
02/17/2021	Goldman Sachs International	USD	55,441	HUF	16,366,938	180
02/17/2021	Goldman Sachs International	USD	45,670	IDR	654,993,000	954
02/17/2021	Goldman Sachs International	USD	20,096	INR	1,514,000	617
02/17/2021	Goldman Sachs International	USD	37,082	SGD	50,000	556
02/17/2021	J.P. Morgan Chase Bank, N.A.	CAD	222,462	USD	174,374	397
02/17/2021	J.P. Morgan Chase Bank, N.A.	JPY	44,381,694	USD	426,191	2,424
02/17/2021	J.P. Morgan Chase Bank, N.A.	NOK	14,221,199	USD	1,673,659	13,354
02/17/2021	J.P. Morgan Chase Bank, N.A.	SEK	2,245,000	USD	268,872	171
See accompanying notes which are an integral part of this schedule.
Invesco World Bond Factor Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
02/17/2021	J.P. Morgan Chase Bank, N.A.	USD	374,766	GBP	276,161	$3,644
02/17/2021	Morgan Stanley and Co. International PLC	AUD	1,049,620	USD	812,464	10,224
02/17/2021	Morgan Stanley and Co. International PLC	CHF	1,183,842	USD	1,331,438	1,837
02/17/2021	Morgan Stanley and Co. International PLC	MXN	500,000	USD	24,813	459
02/17/2021	Morgan Stanley and Co. International PLC	USD	214,875	CHF	196,000	5,258
02/17/2021	Morgan Stanley and Co. International PLC	USD	1,459,691	EUR	1,222,048	23,805
02/17/2021	Morgan Stanley and Co. International PLC	USD	245,785	GBP	180,135	1,044
02/17/2021	Morgan Stanley and Co. International PLC	USD	61,761	ZAR	976,000	2,628
02/17/2021	Royal Bank of Canada	BRL	93,979	USD	17,863	693
02/17/2021	Royal Bank of Canada	USD	50,990	BRL	280,000	165
02/17/2021	Royal Bank of Canada	USD	3,822	HUF	1,131,517	24
02/17/2021	State Street Bank & Trust Co.	USD	491,783	SEK	4,168,763	7,168
02/17/2021	UBS AG	CHF	244,500	USD	278,159	3,555
02/17/2021	UBS AG	JPY	192,919,725	USD	1,863,690	21,644
02/17/2021	UBS AG	USD	19,177	INR	1,415,141	182
02/17/2021	UBS AG	USD	116,613	TRY	926,000	9,123
02/18/2021	UBS AG	USD	2,356,006	CNY	15,695,000	69,363
Subtotal—Appreciation						564,565
Currency Risk
02/17/2021	Bank of America, N.A.	NZD	26,266	USD	18,536	(339)
02/17/2021	Bank of America, N.A.	USD	247,098	NOK	2,100,000	(1,926)
02/17/2021	Barclays Bank PLC	NOK	3,651,760	USD	413,580	(12,757)
02/17/2021	Barclays Bank PLC	THB	386,750	USD	12,884	(37)
02/17/2021	Barclays Bank PLC	USD	708,703	JPY	72,897,893	(12,655)
02/17/2021	Barclays Bank PLC	USD	8,092	PLN	30,000	(37)
02/17/2021	BNP Paribas S.A.	MXN	4,952,000	USD	238,841	(2,363)
02/17/2021	Citibank, N.A.	AUD	1,221,566	USD	887,452	(46,208)
02/17/2021	Citibank, N.A.	CZK	334,000	USD	14,919	(655)
02/17/2021	Citibank, N.A.	EUR	5,721,000	USD	6,776,848	(168,119)
02/17/2021	Citibank, N.A.	RUB	7,868,000	USD	100,658	(3,127)
02/17/2021	Citibank, N.A.	TRY	201,808	USD	24,999	(2,404)
02/17/2021	Citibank, N.A.	USD	28,568	KRW	31,728,000	(204)
02/17/2021	Deutsche Bank AG	EUR	328,000	USD	397,308	(865)
02/17/2021	Deutsche Bank AG	GBP	65,000	USD	85,957	(3,110)
02/17/2021	Deutsche Bank AG	NOK	2,100,000	USD	229,155	(16,017)
02/17/2021	Deutsche Bank AG	NZD	294,000	USD	200,805	(10,462)
02/17/2021	Deutsche Bank AG	SEK	6,776,000	USD	781,886	(29,122)
02/17/2021	Deutsche Bank AG	USD	478,303	AUD	618,000	(5,957)
02/17/2021	Deutsche Bank AG	USD	276,890	EUR	225,433	(3,227)
02/17/2021	Goldman Sachs International	CAD	416,000	USD	316,585	(8,749)
02/17/2021	Goldman Sachs International	CLP	37,178,000	USD	48,451	(2,159)
02/17/2021	Goldman Sachs International	GBP	569,000	USD	749,910	(29,760)
02/17/2021	Goldman Sachs International	IDR	795,461,970	USD	55,482	(1,140)
02/17/2021	Goldman Sachs International	RUB	81,060	USD	1,064	(5)
02/17/2021	Goldman Sachs International	SGD	16,000	USD	11,866	(178)
02/17/2021	Goldman Sachs International	USD	12,580	BRL	67,283	(288)
02/17/2021	Goldman Sachs International	USD	4,889	CLP	3,436,720	(210)
02/17/2021	Goldman Sachs International	USD	3,877	COP	13,430,808	(116)
02/17/2021	Goldman Sachs International	USD	73,882	IDR	1,031,624,884	(450)
02/17/2021	Goldman Sachs International	USD	23,190	KRW	25,244,491	(622)
See accompanying notes which are an integral part of this schedule.
Invesco World Bond Factor Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
02/18/2021	Goldman Sachs International	USD	573,880	CNY	3,700,000	$(2,114)
02/17/2021	J.P. Morgan Chase Bank, N.A.	GBP	412,080	USD	559,215	(5,437)
02/17/2021	J.P. Morgan Chase Bank, N.A.	USD	204,002	CAD	260,260	(465)
02/17/2021	J.P. Morgan Chase Bank, N.A.	USD	50,036	MXN	1,011,760	(755)
02/17/2021	J.P. Morgan Chase Bank, N.A.	USD	299,904	NOK	2,560,319	(990)
02/17/2021	J.P. Morgan Chase Bank, N.A.	USD	146,378	NZD	203,379	(230)
02/17/2021	Morgan Stanley and Co. International PLC	AUD	25,050	USD	18,900	(246)
02/17/2021	Morgan Stanley and Co. International PLC	CHF	1,128,000	USD	1,236,625	(30,257)
02/17/2021	Morgan Stanley and Co. International PLC	EUR	395,000	USD	467,889	(11,618)
02/17/2021	Morgan Stanley and Co. International PLC	HUF	6,913,000	USD	22,939	(555)
02/17/2021	Morgan Stanley and Co. International PLC	PLN	603,000	USD	158,591	(3,314)
02/17/2021	Morgan Stanley and Co. International PLC	USD	143,662	AUD	186,541	(1,086)
02/17/2021	Morgan Stanley and Co. International PLC	USD	10,117	MXN	203,860	(187)
02/17/2021	Morgan Stanley and Co. International PLC	USD	563,998	SEK	4,709,000	(385)
02/17/2021	Morgan Stanley and Co. International PLC	USD	8,732	ZAR	132,090	(18)
02/17/2021	Morgan Stanley and Co. International PLC	ZAR	997,000	USD	63,089	(2,684)
02/17/2021	Royal Bank of Canada	BRL	87,000	USD	15,843	(51)
02/17/2021	Royal Bank of Canada	USD	17,717	COP	63,150,952	(33)
02/17/2021	Royal Bank of Canada	USD	13,167	KRW	14,586,460	(127)
02/17/2021	Royal Bank of Canada	USD	8,476	SGD	11,180	(60)
02/17/2021	State Street Bank & Trust Co.	USD	89,485	SGD	118,585	(218)
02/17/2021	UBS AG	CHF	286,503	USD	318,957	(2,822)
02/17/2021	UBS AG	GBP	1,298,094	USD	1,771,230	(7,480)
02/17/2021	UBS AG	INR	285,413	USD	3,881	(24)
02/17/2021	UBS AG	USD	813,589	CAD	1,028,593	(9,174)
02/17/2021	UBS AG	USD	648,042	CHF	574,653	(2,636)
02/17/2021	UBS AG	USD	3,943	CZK	84,307	(12)
02/17/2021	UBS AG	USD	19,833	RUB	1,489,490	(186)
Subtotal—Depreciation						(446,432)
Total Forward Foreign Currency Contracts						$118,133

Open Centrally Cleared Interest Rate Swap Agreements(a)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Receive	3 Month AUD BBSW	Semi-Annually	(0.08)%	Semi-Annually	01/19/2023	AUD	922,000	$—	$21	$21
Receive	3 Month USD LIBOR	Quarterly	(1.11)	Quarterly	01/22/2031	USD	72,000	—	139	139
Receive	3 Month NZD BBSW	Quarterly	(0.28)	Quarterly	01/18/2023	NZD	1,316,000	—	581	581
Receive	3 Month CDOR	Quarterly	(0.86)	Semi-Annually	01/14/2026	CAD	542,000	—	784	784
Receive	3 Month NZD BBSW	Quarterly	(1.10)	Quarterly	01/18/2031	NZD	225,000	—	1,322	1,322
Receive	3 Month CDOR	Quarterly	(1.33)	Semi-Annually	01/14/2031	CAD	540,000	—	1,762	1,762
Receive	3 Month NZD BBSW	Quarterly	(0.56)	Quarterly	01/18/2026	NZD	974,000	—	3,231	3,231
Receive	6 Month GBP LIBOR	Semi-Annually	(0.49)	Semi-Annually	01/14/2031	GBP	663,000	—	4,391	4,391
Subtotal — Appreciation								—	12,231	12,231
See accompanying notes which are an integral part of this schedule.
Invesco World Bond Factor Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)—(continued)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Pay	China 7-Day Reverse Repo Rate	Weekly	2.59%	Quarterly	10/29/2025	CNY	20,000,000	$—	$(25,007)	$(25,007)
Receive	3 Month STIBOR	Quarterly	(0.03)	Quarterly	01/18/2023	SEK	3,595,000	—	(145)	(145)
Receive	6 Month EUR LIBOR	Semi-Annually	(0.44)	Semi-Annually	01/22/2026	EUR	104,000	—	(13)	(13)
Subtotal — Depreciation								—	(25,165)	(25,165)
Total Centrally Cleared Interest Rate Swap Agreements								$—	$(12,934)	$(12,934)

(a)	Centrally cleared swap agreements collateralized by $100,000 cash held with Credit Suisse Securities (USA) LLC.

Abbreviations:
AUD	—Australian Dollar
BBSW	—Bank Bill Swap Rate
BRL	—Brazilian Real
CAD	—Canadian Dollar
CDOR	—Canadian Dealer Offered Rate
CHF	—Swiss Franc
CLP	—Chile Peso
CNY	—Chinese Yuan Renminbi
COP	—Colombia Peso
CZK	—Czech Koruna
EUR	—Euro
GBP	—British Pound Sterling
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
LIBOR	—London Interbank Offered Rate
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PLN	—Polish Zloty
RUB	—Russian Ruble
SEK	—Swedish Krona
SGD	—Singapore Dollar
STIBOR	—Stockholm Interbank Offered Rate
THB	—Thai Baht
TRY	—Turkish Lira
ZAR	—South African Rand
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco World Bond Factor Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Non-U.S. Dollar Denominated Bonds & Notes	$—	$23,084,747	$—	$23,084,747
U.S. Dollar Denominated Bonds & Notes	—	10,101,324	—	10,101,324
U.S. Treasury Securities	—	7,239,383	—	7,239,383
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	4,630,547	—	4,630,547
Money Market Funds	1,823,499	—	—	1,823,499
Total Investments in Securities	1,823,499	45,056,001	—	46,879,500
Other Investments - Assets*
Futures Contracts	31,591	—	—	31,591
Forward Foreign Currency Contracts	—	564,565	—	564,565
Swap Agreements	—	12,231	—	12,231
	31,591	576,796	—	608,387
Other Investments - Liabilities*
Futures Contracts	(12,559)	—	—	(12,559)
Forward Foreign Currency Contracts	—	(446,432)	—	(446,432)
Swap Agreements	—	(25,165)	—	(25,165)
	(12,559)	(471,597)	—	(484,156)
Total Other Investments	19,032	105,199	—	124,231
Total Investments	$1,842,531	$45,161,200	$—	$47,003,731

*	Unrealized appreciation (depreciation).
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco World Bond Factor Fund